Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve Disclosures [Abstract]
Restructuring reserve	$ 64	$ 67	$ 65	$ 75
Restructuring actions for remaining liabilities, current	53
Restructuring charges	84	84	61
Productivity Initiatives and Legacy Programs [Member]
Restructuring Reserve Disclosures [Abstract]
Restructuring reserve	64	67	63	29
Restructuring charges	84	84	70
Employee severance [Member]
Restructuring Reserve Disclosures [Abstract]
Net credits related to previously established liabilities			9
Employee severance [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring Reserve Disclosures [Abstract]
Restructuring charges	84	84	70
Property lease termination charges [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring Reserve Disclosures [Abstract]
Restructuring charges	$ 5		$ 11